Property, Plant and Equipment - Disclosure of Movement in Property, Plant and Equipment (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	R 30,969,000,000
Additions	4,687,000,000	R 4,280,000,000	R 3,686,000,000
Balance at end of year	27,749,000,000	30,969,000,000
Mining assets
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	24,203,000,000
Balance at end of year	20,549,000,000	24,203,000,000
Mining assets | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	49,741,000,000	40,570,000,000
Fully depreciated assets no longer in use derecognised	302,000,000	0
Additions	4,113,000,000	2,546,000,000
Disposals	16,000,000	68,000,000
Scrapping of assets	117,000,000	2,000,000
Adjustment to rehabilitation asset	(439,000,000)	(175,000,000)
Transfers and other movements	801,000,000	3,117,000,000
Translation	(152,000,000)	199,000,000
Balance at end of year	53,629,000,000	49,741,000,000	40,570,000,000
Mining assets | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(25,538,000,000)	(19,263,000,000)
Fully depreciated assets no longer in use derecognised	(302,000,000)	0
Impairment	3,880,000,000	3,460,000,000
Disposals	(16,000,000)	(67,000,000)
Scrapping of assets	(96,000,000)	(1,000,000)
Depreciation	4,184,000,000	2,789,000,000
Translation	108,000,000	(94,000,000)
Balance at end of year	(33,080,000,000)	(25,538,000,000)	(19,263,000,000)
Mining assets under construction
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	2,528,000,000
Balance at end of year	2,964,000,000	2,528,000,000
Mining assets under construction | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	2,528,000,000	3,104,000,000
Additions	1,070,000,000	1,988,000,000
Depreciation capitalised	50,000,000	312,000,000
Finance costs capitalised	133,000,000	183,000,000
Transfers and other movements	(802,000,000)	(3,123,000,000)
Translation	(15,000,000)	64,000,000
Balance at end of year	2,964,000,000	2,528,000,000	3,104,000,000
Pre-production revenue	0	1,288,000,000
Undeveloped properties
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	3,974,000,000
Balance at end of year	3,965,000,000	3,974,000,000
Undeveloped properties | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	5,446,000,000	5,442,000,000
Translation	(9,000,000)	4,000,000
Balance at end of year	5,437,000,000	5,446,000,000	5,442,000,000
Undeveloped properties | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(1,472,000,000)	(14,000,000)
Impairment	0	1,458,000,000
Balance at end of year	(1,472,000,000)	(1,472,000,000)	(14,000,000)
Other non-mining assets
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	264,000,000
Balance at end of year	271,000,000	264,000,000
Other non-mining assets | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	609,000,000	441,000,000
Fully depreciated assets no longer in use derecognised	9,000,000	0
Additions	59,000,000	37,000,000
Transfers and other movements	1,000,000	(6,000,000)
Translation	(2,000,000)	0
Balance at end of year	658,000,000	609,000,000	441,000,000
Other non-mining assets | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(345,000,000)	(236,000,000)
Fully depreciated assets no longer in use derecognised	(9,000,000)	0
Impairment	12,000,000	51,000,000
Depreciation	39,000,000	56,000,000
Translation	0	(2,000,000)
Balance at end of year	(387,000,000)	(345,000,000)	R (236,000,000)
Moab Khotsong | Mining assets | Cost
Reconciliation of changes in property, plant and equipment
Acquisitions	0	3,554,000,000
Moab Khotsong | Other non-mining assets | Cost
Reconciliation of changes in property, plant and equipment
Acquisitions	0	137,000,000
Hidden Valley | Mining assets | Cost
Reconciliation of changes in property, plant and equipment
Depreciation capitalised	R 173,000,000	R 12,000,000